Condensed consolidated interim statements of cash flows - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Net loss	$ (35,300,000)	$ (28,100,000)	$ (74,700,000)	$ (38,200,000)
Items not affecting cash
Share-based compensation	3,700,000	4,500,000	6,900,000	11,500,000
Depreciation	4,000,000.0	2,600,000	7,700,000	4,500,000
Foreign exchange (gain) loss on translation	200,000	(400,000)	400,000	(100,000)
Foreign exchange (gain) loss on translation	(7,300,000)	(7,700,000)	(6,600,000)	(22,600,000)
Interest expense	3,700,000	3,900,000	7,700,000	7,700,000
Interest paid	(800,000)	(400,000)	(1,800,000)	(900,000)
Interest received	4,600,000	1,300,000	9,900,000	1,500,000
Interest income	(4,200,000)	(1,300,000)	(9,200,000)	(1,500,000)
Cash flows from (used in) operations before changes in working capital	(31,400,000)	(25,600,000)	(59,700,000)	(38,100,000)
Changes in non-cash working capital items
Accounts receivable	2,800,000	5,300,000	3,400,000	(600,000)
Other receivables	200,000	(2,200,000)	4,300,000	(2,300,000)
Prepayments and deposits	(8,800,000)	(7,500,000)	(12,100,000)	(15,300,000)
Inventories	2,600,000	(1,900,000)	5,800,000	(3,900,000)
Accounts payable and accrued liabilities	(10,700,000)	7,800,000	(7,700,000)	17,300,000
Deferred Revenue	5,400,000	0	5,400,000	0
Net cash used in operating activities	(39,900,000)	(24,100,000)	(60,600,000)	(42,900,000)
Investing activities
Purchases of plant and equipment	(57,000,000.0)	(36,100,000)	(163,600,000)	(53,600,000)
Prepaid equipment deposits	(21,400,000)	(28,300,000)	(1,100,000)	(27,200,000)
Net cash used in investing activities	(78,400,000)	(64,400,000)	(164,700,000)	(80,800,000)
Financing activities
Proceeds from convertible debt	0	198,700,000	0	198,700,000
Capital contribution from the holders of non-controlling interest	0	300,000	0	300,000
Purchase of non-controlling interest	(400,000)	0	(400,000)	0
Repayment of lease principal	(1,700,000)	(1,300,000)	(3,400,000)	(2,400,000)
Net cash (used in) from financing activities	(2,100,000)	247,400,000	(3,800,000)	246,300,000
Net change in cash and cash equivalents	(120,400,000)	158,900,000	(229,100,000)	122,600,000
Cash and cash equivalents, beginning of the period	409,200,000	527,400,000	517,900,000	563,700,000
Cash and cash equivalents, end of the period	$ 288,800,000	$ 686,300,000	$ 288,800,000	$ 686,300,000